Valuation adjustments (Tables)	12 Months Ended
Dec. 31, 2021
Valuation adjustments
Schedule of breakdown by type of financial instrument of Valuation adjustments - Available-for-sale financial assets

	12/31/2020				12/31/2021
			Net				Net
			Valuation				Valuation
	Valuation	Valuation	Gains/	Fair	Valuation	Valuation	Gains/	Fair
	Gains	Losses	(Losses)	Value	Gains	Losses	(Losses)	Value

Debt instruments	5,944	(2,384)	3,560	355,321	1,972	(8,695)	(6,724)	390,974
Loans and advances to customers	—	—	—	—	—	—	—	4,056
Equity instruments	170	(44)	126	768	(76)	—	(76)	799

Schedule of changes in the cumulative valuation adjustments recorded to Available-for-sale financial assets

	Debt	Equity
	Instruments	Instruments	Total

Balance at January 1, 2020	2,264	55	2,319
Valuation adjustments	3,560	126	3,686
Amounts reclassified to consolidated income statement	(843)	—	(843)
Income taxes	(1,056)	(33)	(1,089)
Balance at December 31, 2020	3,925	148	4,073
Valuation adjustments	(6,724)	(76)	(6,800)
Amounts reclassified to consolidated income statement	(781)	—	(781)
Income taxes	1,402	23	1,425
Balance at December 31, 2021	(2,178)	95	(2,083)

Schedule of breakdown of the accumulated gain or loss on the effective portion of the hedging to the cumulative valuation adjustment for cash flow hedges

	2020	2021

Accumulated (loss)/gain on cash flow hedges	(556)	420
Accumulated gain related to discontinued cash flow hedges (Note 12)	(13)	(6)
Balance at December 31,	(569)	414